Schedule of Deferred Tax Assets (Liability) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 896,030	$ 369,323
Startup Costs
Total deferred tax assets	896,030	369,323
Valuation allowance	(896,030)	(369,323)
Deferred tax assets, net of allowance
Deferred tax liabilities	9,935	156,593
Unrealized interest on U.S. Treasuries	$ (9,935)	$ (156,593)